United States
   Securities and Exchange Commission
          Washington, D.C. 20549



FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009


Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Arbiter Partners, LP
Address:	149 Fifth Avenue, Fifteenth Floor
		New York, NY 10010

13F File Number:  28-12808


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul J. Isaac
Title:	Manager
Phone:	(212) 650-4670

Signature, Place, and Date of Signing:

/s/ Paul J. Isaac	 New York, NY	         August 11, 2009
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		64
						----

Form 13F Information Table Value Total:		$282,190
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

Column 1		Column 2	Column 3	Column 4 Column 5		Column 6   Column 7 Column 8
-----------------------	--------	---------	-------- -------------------	---------- -------- ------------------
							Value	 Shares/  SH/	Put/	Investment Other    Voting Authority
Name of Issuer		 Class		CUSIP		(x$1000) Prn Amt  Prn	Call	Discretion Managers Sole   Shared    None
--------------		 -----		-----		-------- -------  ---	----	---------- -------- ----   ------    ----
Affirmative Ins Hldgs    COM            008272106         156     43,824  SH            SOLE                 43,824
American Comnty Ppty Tr  COM		02520N106       1,997    337,937  SH		SOLE                337,937
Amkor Technologies Inc   COM	        031652100         100     21,200  SH            SOLE                 21,200
Anadarko Petroleum Corp  COM            032511107      24,965    550,000  SH    CALL    SOLE                550,000
Ascent Media Corp        COM ser A      043632108      13,829    520,279  SH            SOLE                520,279
Avery Dennison Corp      COM            053611109      11,325    441,000  SH    CALL    SOLE                441,000
BGC Partners, Inc        CL A           05541T101         439    115,815  SH            SOLE                115,815
Baldwin & Lyons Inc      CL A           057755100          51      2,738  SH            SOLE                  2,738
Baldwin & Lyons Inc      CL B           057755209         917     46,543  SH            SOLE                 46,543
Cablevision Sytms Corp   COM            12686C109       7,764    400,000  SH    CALL    SOLE                400,000
Capital One Finl. Corp   COM            14040H105       4,376    200,000  SH    CALL    SOLE                200,000
Chubb Corp               COM            171232101      33,160    831,500  SH    CALL    SOLE                831,500
Cincinnati Bell Inc      COM            171871106       1,796    632,290  SH            SOLE                632,290
Clear Channel Hlds       CL A           18451C109       5,464  1,030,940  SH            SOLE              1,030,940
Comcast Corp             CL A voting    20030N101       4,266    295,000  SH            SOLE                295,000
Comcast Corp             CL A voting    20030N101       8,676    600,000  SH    CALL    SOLE                600,000
Comcast Corp             CL A Non vot.  20030N200       2,298    163,000  SH            SOLE                163,000
Devon Energy Corporation COM            25179M103         294      5,400  SH            SOLE                  5,400
Devon Energy Corporation COM            25179M103       9,265    170,000  SH    CALL    SOLE                170,000
E.I Du Pont and Comp.    COM            263534109         579     22,600  SH    CALL    SOLE                 22,600
El Paso Corp             COM            28336L109       2,055    222,600  SH            SOLE                222,600
El Paso Corp             COM            28336L109       1,846    200,000  SH    CALL    SOLE                200,000
Exxon Mobil Corp         COM            30231G102       3,496     50,000  SH    CALL    SOLE                 50,000
Ferro Corporation        COM            315405100       7,933  2,884,739  SH            SOLE              2,884,739
Ferro Corporation        Conv. Bond     315405AL4       8,080 16,000,000  PRN           SOLE
Flow International Corp  COM            343468104       1,942    826,486  SH            SOLE                826,486
Goldman Sachs Group Inc  COM            38141G104      11,058     75,000  SH    CALL    SOLE                 75,000
Greif Inc                CL B           397624206      12,973    322,300  SH            SOLE                322,300
IPASS Inc                COM            46261V108       4,581  2,862,989  SH            SOLE              2,862,989
Level 3 Communications   COM            52729N100          38     25,000  SH            SOLE                 25,000
Level 3 Communications   COM            52729N100       1,249    827,000  SH    CALL    SOLE                827,000
Liberty Global Inc       COM Ser A      530555101         169     10,647  SH            SOLE                 10,647
Liberty Global Inc       COM Ser C      530555309         168     10,647  SH            SOLE                 10,647
Liberty Media Hldg Corp  Cap Com Ser A  53071M302       1,598    117,840  SH            SOLE                117,840
Live Nation, INC         Conv. Bond     538034AB5       1,845  3,600,000  PRN           SOLE
Loral Space & Comm       COM            543881106       4,035    156,680  SH            SOLE                156,680
Lydall Inc               COM            550819106       1,233    362,688  SH            SOLE                362,688
M & F Worldwide Corp     COM            552541104       3,192    159,612  SH            SOLE                159,612
MTR Gaming Group Inc     COM            553769100       5,137  2,054,686  SH            SOLE              2,054,686
Maxxam Inc               COM            577913106       1,094    106,644  SH            SOLE                106,644
Mccormick & Co non vtg   COM            579780206       3,253    100,000  SH    CALL    SOLE                100,000
Mod Pac Corp             COM            607495108         404    147,462  SH            SOLE                147,462
NRG Energy Inc           COM            629377508          30      1,172  SH            SOLE                  1,172
PMA Capital Corp         CL A           693419202         867    190,465  SH            SOLE                190,465
Pfizer Inc               COM            717081103         365     24,300  SH            SOLE                 24,300
Pfizer Inc               COM            717081103      10,500    700,000  SH    CALL    SOLE                700,000
Presidential Life Corp   COM            740884101       9,228  1,219,038  SH            SOLE              1,219,038
Reddy ICe Holdings Inc   COM            75734R105       1,436    870,519  SH            SOLE                870,519
Rosetta Resources Inc    COM            777779307         745     85,000  SH            SOLE                 85,000
Rowan Companies Inc      COM            779382100       1,932    100,000  SH    CALL    SOLE                100,000
Sanfilippo John & Son    COM            800422107         638     89,222  SH            SOLE                 89,222
The E.W. Scripps Company COM CL A       811054402       3,380  1,617,230  SH            SOLE              1,617,230
Swiss Helvetia Fund Inc  COM            870875101         242     25,000  SH            SOLE                 25,000
Telephone and Data Sys.  Com            879433100         226      8,000  SH            SOLE                  8,000
Thermadyne Holdings Corp COM            883435307       1,654    471,367  SH            SOLE                471,367
3M Company               COM            88579Y101       9,015    150,000  SH    CALL    SOLE                150,000
Timken Co.               COM            887389104         854     50,000  SH    CALL    SOLE                 50,000
Varian Medical Systems   COM            92220P105       7,028    200,000  SH    PUT     SOLE                200,000
Verizon Communications   COM            92343V104       1,598     52,000  SH            SOLE                 52,000
Waste Management Inc     COM            94106L109         101      3,600  SH            SOLE                  3,600
Waste Management Inc     COM            94106L109      15,488    550,000  SH    CALL    SOLE                550,000
Williams Companies Inc   COM            969457100       1,561    100,000  SH    CALL    SOLE                100,000
Seagate Technology       COM            G7945J104       4,419    422,500  SH            SOLE                422,500
Seagate Technology       COM            G7945J104       1,789    171,000  SH    CALL    SOLE                171,000
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